TRANSACTIONS WITH RELATED PARTIES (Details) (USD $)	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2011
BANKING SERVICES [Abstract]
Number of mortgage loans outstanding	2
Balance drawn on construction loan	$ (5,277,000)	[1]	$ (7,497,000)	[1]	$ (7,288,000)	[1]
Commitment amount of line of credit facility	12,000,000
Amount withdrawn under the credit facility	60,000,000
Non interest bearing account	1,500,000
Line of Credit [Member]
BANKING SERVICES [Abstract]
Borrowed amount					14,000,000
Amount withdrawn under the credit facility	60,000,000
Interest paid					72,000
Mortgage Loans on Real Estate [Member]
BANKING SERVICES [Abstract]
Interest and fees paid amount			422,000		390,000
First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Construction Loan	43,700,000
Interest and fees paid amount	1,200,000		1,100,000		893,000
First International Bank & Trust [Member] | Multi bank Line of Credit [Member]
BANKING SERVICES [Abstract]
Interest paid	196,000		531,000		212,000
Bank services charges and fee	40,000		70,000		219,000
Compensating balance	6,000,000
Non interest bearing account	1,500,000
Interest bearing account	4,500,000
Percentage interest on deposited amount (in hundredths)	0.25%
Bank service and other fees charged	500		500		500
Georgetown Square/Fox River [Member] | First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Principal balance	2,400,000
Interest Rate (in hundredths)	725.00%
Grand Forks MedPark Mall [Member] | First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Principal balance	3,200,000
Interest Rate (in hundredths)	625.00%
Residential Property [Member] | First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Balance drawn on construction loan	$ 258,000

[1]	Consists of miscellaneous disposed assets and assets moved to Development in Progress.